File No. 333-121280


                    SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549-1004

                              POST-EFFECTIVE
                              AMENDMENT NO. 5

                                    TO

                                 FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                                  FT 927
                        ENERGY PORTFOLIO, SERIES 16
                     EQUITY INCOME PORTFOLIO, SERIES 7
                      FINANCIALS PORTFOLIO, SERIES 17
                    PHARMACEUTICAL PORTFOLIO, SERIES 18
                    PRECIOUS METALS PORTFOLIO, SERIES 3
                      TECHNOLOGY PORTFOLIO, SERIES 21
                           (Exact Name of Trust)

                        FIRST TRUST PORTFOLIOS L.P.
                         (Exact Name of Depositor)

                          120 East Liberty Drive
                                 Suite 400
                         Wheaton, Illinois  60187

       (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS L.P. CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen       Attn:  Eric F. Fess
          120 East Liberty Drive      111 West Monroe Street
          Suite 400                   Chicago, Illinois  60603
          Wheaton, Illinois  60187


             (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    April 30, 2010
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)



                   CONTENTS OF POST-EFFECTIVE AMENDMENT
                         OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                       THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 927 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 927, ENERGY PORTFOLIO, SERIES 16, EQUITY INCOME PORTFOLIO, SERIES 7, FINANCIALS PORTFOLIO, SERIES 17, PHARMACEUTICAL PORTFOLIO, SERIES 18, PRECIOUS METALS PORTFOLIO, SERIES 3 AND TECHNOLOGY PORTFOLIO, SERIES 21, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on April 30, 2010.

                         FT 927

                         ENERGY PORTFOLIO, SERIES 16
                         EQUITY INCOME PORTFOLIO, SERIES 7
                         FINANCIALS PORTFOLIO, SERIES 17
                         PHARMACEUTICAL PORTFOLIO, SERIES 18
                         PRECIOUS METALS PORTFOLIO, SERIES 3
                         TECHNOLOGY PORTFOLIO, SERIES 21
                                    (Registrant)

                         By:   FIRST TRUST PORTFOLIOS L.P.
                                    (Depositor)


                         By:   Jason T. Henry
                               Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

Judith M. Van Kampen       Director           )
                           of The Charger     )April 30, 2010
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios L.P.    )
                                              )
Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )Jason T. Henry
                           Corporation, the   )Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios L.P.    )
                                              )
David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios L.P.    )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.